SHARE CAPITAL AND SHAREBASED PAYMENTS (Tables)	3 Months Ended
Mar. 31, 2022
Schedule Of Stock Options
	Underlying Shares	Weighted Average Exercise Price (C$)

Stock options outstanding, January 1, 2021	3,483,000	$1.77
Exercised	(264,000)	$1.16
Expired	(360,000)	$2.95
Cancelled / Forfeited	(20,000)	$1.64
Stock options outstanding, December 31, 2021	2,839,000	$1.68
Granted	2,365,000	$1.20
Exercised	(48,000)	$0.79
Stock options outstanding, March 31, 2022	5,156,000	$1.47
Stock options exercisable, March 31, 2022	2,791,000	$1.70

Schedule Of Stock Options Outsanding And Exercisable
		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
September 20, 2022	$1.98	880,000	0.47	880,000	0.47
August 28, 2023	$1.30	105,000	1.41	105,000	1.41
August 21, 2024	$0.79	126,000	2.39	126,000	2.39
August 4, 2025	$1.64	1,680,000	3.35	1,680,000	3.35
March 25, 2027	$1.20	2,365,000	4.99	-	4.99
		5,156,000	3.55	2,791,000	2.33

Schedule of fair value of the stock options was calculated using the Black-Scholes model
	March 31, 2022	December 31, 2021
Weighted average assumptions:
Risk-free interest rate	2.49%	-%
Expected dividend yield	0%	-%
Expected warrant life (years)	5.00	-
Expected stock price volatility	59.97%	-%
Expected forfeiture rate	20%	-%
Weighted average fair value	$0.63	-

Schedule Of Rsu Outstanding
	Underlying Shares	Weighted Average Price (C$)

RSUs outstanding, January 1, 2021	2,874,000	$1.28
Exercised	(1,330,167)	$1.22
Cancelled / Forfeited	(104,356)	$1.54
RSUs outstanding, December 31, 2021	1,439,477	$1.32
Granted	1,799,000	$1.19
RSUs outstanding, March 31, 2022	3,238,477	$1.25

Schedule of fair value of options granted
Issuance Date	Price (C$)	Number of RSUs Outstanding
August 21, 2019	$0.79	539,733
August 4, 2020	$1.64	899,744
March 23, 2022	$1.19	1,799,000
		3,238,477

Schedule Of Basic Earnings Per Share And Diluted Earnings Per Share
	Three months ended March 31,
	2022	2021
Net income (loss) for the period	$646	$(1,818)
Basic weighted average number of shares outstanding	103,819,481	96,204,148
Effect of dilutive share options, warrants, and RSUs	3,415,476	-
Diluted weighted average number of shares outstanding	107,234,957	96,204,148
Basic loss per share	$0.01	$(0.02)
Diluted loss per share	$0.01	$(0.02)